Gains and Losses Associated With Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Amount of loss recognized in AOCI (effective portion)						$ 386		$ 32,601
Amount of loss recognized in AOCI (effective portion)						(648)		(51,683)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)	11,886	(6,806)	24,309	(13,561)
Amount of gain (loss) reclassified from AOCI in income (effective portion)	(5,844)	2,588	(10,588)	5,156	10,580	10,729		(8,095)
Amount of gain (loss) reclassified from AOCI in income (effective portion)					(16,872)	(18,004)		12,832
Crude oil derivatives
Amount of loss recognized in AOCI (effective portion)						(1,034)		(84,284)
Amount of loss recognized in AOCI (effective portion)						386		32,601
Amount of loss recognized in AOCI (effective portion)						(648)		(51,683)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)					(27,452)	(30,243)		13,289
Loss on oil swaps recognized in income (ineffective portion)						(660)	[1]	(1,524)	[1]
Natural gas
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)						$ 1,510		$ 7,638

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.